In Process Research And Development And Deferred Tax Liability	12 Months Ended
Mar. 31, 2021
In Process Research And Development And Deferred Tax Liability
IN PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY

NOTE 12. IN PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY

In process research and development (“IPR&D”) consists of the following projects (in thousands):

Project #	Description	Value as of March 31, 2021	Value as of March 31, 2020
iOx:
IMM 60	Melanoma & Lung Cancers	$84,213	$84,213
IMM 65	Ovarian/Prostate Cancers	32,997	32,997
		117,210	117,210
Oncomer/Saugatuck	DNA Aptamers	178	178
		$117,388	$117,388

Deferred tax liability		$24,050	$21,604

Additionally, at the end of each reporting period, the Company is required to assess whether there is any indication that an asset may be impaired. Pursuant to IAS 36, the Company reviewed its assets for any indicators of impairment and considered underlying fundamentals, execution, de-risking/advancement of assets and the value creation activities during the year ended March 31, 2021.

As of March 31, 2021, management assessed whether any indications of impairment existed for the Company’s IPR&D and concluded no indicators were present. Therefore, a test for impairment was not required and no impairment was recorded for the year ended March 31, 2021.

Deferred tax liability (DTL) related to IPR&D at iOx is subject to tax in the United Kingdom. As of March 31, 2021 and 2020, iOx had a deferred tax liability of approximately $24.1 million and approximately $21.6 million, respectively.  On January 8, 2019, the Company recognized a $19.8 million deferred tax liability for the difference between the book and income tax basis of IPR&D acquired as part of the acquisition of SalvaRx.  As the IPR&D process is in the UK, the deferred tax had been recorded at 17%, the rate applicable in the UK.  During the year ended March 31, 2020, the Company recorded a tax expense of $2.2 million, including $2.3 million to increase the deferred tax liability due to the increase in the UK tax rate to 19% in March 2020, $0.4 million of a return to provision adjustment and a decrease due to a refundable research and development credit of $0.5 million. As the deferred tax liability may be settled in the future in Great British pounds (“GBP”), the Company increased the deferred tax liability by $2.4 million as of March 31, 2021 and decreased the deferred tax liability by $1.4 million as of March 31, 2020, respectively, to reflect the difference in exchange rates from period to period.